Leases (Scheduled Maturities of Lease Liabilities) (Detail) $ in Millions	Dec. 31, 2022 USD ($)
Lessee Lease Disclosure [Line Items]
Maturity of Lease Liabilities, Operating, 2023	$ 44
Maturity of Lease Liabilities, Operating, 2024	36
Maturity of Lease Liabilities, Operating, 2025	30
Maturity of Lease Liabilities, Operating, 2026	27
Maturity of Lease Liabilities, Operating, 2027	25
Maturity of Lease Liabilities, Operating, After 2027	642
Maturity of Lease Liabilities, Operating, Total undiscounted lease payments	804
Present value adjustment, Operating	(251)
Present value of lease liabilities, Operating	553
Maturity of Lease Liabilities, Finance, 2023	52
Maturity of Lease Liabilities, Finance, 2024	45
Maturity of Lease Liabilities, Finance, 2025	25
Maturity of Lease Liabilities, Finance, 2026	20
Maturity of Lease Liabilities, Finance, 2027	14
Maturity of Lease Liabilities, Finance, After 2027	15
Maturity of Lease Liabilities, Finance, Total undiscounted lease payments	171
Present value adjustment, Finance	(21)
Present value of lease liabilities, Finance	150
Virginia Electric and Power Company
Lessee Lease Disclosure [Line Items]
Maturity of Lease Liabilities, Operating, 2023	23
Maturity of Lease Liabilities, Operating, 2024	19
Maturity of Lease Liabilities, Operating, 2025	15
Maturity of Lease Liabilities, Operating, 2026	12
Maturity of Lease Liabilities, Operating, 2027	10
Maturity of Lease Liabilities, Operating, After 2027	314
Maturity of Lease Liabilities, Operating, Total undiscounted lease payments	393
Present value adjustment, Operating	(99)
Present value of lease liabilities, Operating	294
Maturity of Lease Liabilities, Finance, 2023	21
Maturity of Lease Liabilities, Finance, 2024	20
Maturity of Lease Liabilities, Finance, 2025	17
Maturity of Lease Liabilities, Finance, 2026	14
Maturity of Lease Liabilities, Finance, 2027	11
Maturity of Lease Liabilities, Finance, After 2027	13
Maturity of Lease Liabilities, Finance, Total undiscounted lease payments	96
Present value adjustment, Finance	(14)
Present value of lease liabilities, Finance	$ 82